Fair values of financial assets and liabilities - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Financial Assets [Abstract]
Loans and advances to banks	£ 9,251	£ 8,363
Loans and advances to customers	431,645	435,627
Reverse repurchase agreements	30,530	39,259
Debt securities	10,040	7,331
Due from fellow Lloyds Banking Group undertakings	969	816
Financial assets at amortised cost	482,435	491,396
Financial Liabilities [Abstract]
Deposits from banks	3,369	4,658
Customer deposits	439,914	446,172
Repurchase agreements at amortised cost	44,622	48,590
Due to fellow Lloyds Banking Group undertakings	1,965	2,539
Debt securities in issue	56,443	49,056
Subordinated liabilities	6,015	6,593
Carrying value
Financial Assets [Abstract]
Loans and advances to banks	9,251	8,363
Loans and advances to customers	431,645	435,627
Reverse repurchase agreements	30,530	39,259
Debt securities	10,040	7,331
Due from fellow Lloyds Banking Group undertakings	969	816
Financial assets at amortised cost	482,435	491,396
Financial Liabilities [Abstract]
Deposits from banks	3,369	4,658
Customer deposits	439,914	446,172
Repurchase agreements at amortised cost	44,622	48,590
Due to fellow Lloyds Banking Group undertakings	1,965	2,539
Debt securities in issue	56,443	49,056
Subordinated liabilities	6,015	6,593
Fair value
Financial Assets [Abstract]
Loans and advances to banks	9,251	8,363
Loans and advances to customers	423,599	430,980
Reverse repurchase agreements	30,530	39,259
Debt securities	9,771	7,334
Due from fellow Lloyds Banking Group undertakings	969	816
Financial assets at amortised cost	474,120	486,752
Financial Liabilities [Abstract]
Deposits from banks	3,371	4,660
Customer deposits	439,286	445,916
Repurchase agreements at amortised cost	44,622	48,590
Due to fellow Lloyds Banking Group undertakings	1,965	2,539
Debt securities in issue	55,707	48,818
Subordinated liabilities	£ 6,206	£ 6,760